UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-10473
                                                     _________

                     Advantage Advisers Multi-Sector Fund I
          ____________________________________________________________

               (Exact name of registrant as specified in charter)

                           200 Park Avenue, 24th Floor
                               New York, NY 10166
          ____________________________________________________________

               (Address of principal executive offices) (Zip code)

                                Thomas A. DeCapo
                    Skadden, Arps, Slate, Meagher & Flom LLP
                                One Beacon Street
                                Boston, MA 02109
          ____________________________________________________________

                     (Name and address of agent for service)

                Registrant's telephone number, including area code: 212-667-4225
                                                                    ____________

                     Date of fiscal year end: September 30
                                              ____________

                   Date of reporting period: December 31, 2006
                                             _________________

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Schedule of Investments.

The Schedule of Investments is attached herewith.


Advantage Advisers Multi-Sector Fund I

Schedule of Portfolio Investments

_______________________________________________________________________________________________________________________

                                                                                                      December 31, 2006
     Shares                                                                                              Market Value

                 Investments in Securities - 101.43%

                 U.S. Common Stock - 92.19%

                      Apparel Manufacturers - 0.83%

       6,800               Polo Ralph Lauren Corp.                                    (a)               $     528,088
                                                                                                         ____________

                      Applications Software - 2.11%

      24,560               Microsoft Corp.                                            (a)                     733,362
      31,350               Quest Software, Inc. *                                     (a)                     459,277
       6,460               Satyam Computer Services, Ltd. - Sponsored ADR             (a)                     155,105
                                                                                                         ____________

                                                                                                            1,347,744
                                                                                                         ____________

                      Business to Business / E-Commerce - 0.33%

       9,330               I2 Technologies, Inc. *                                    (a)                     212,911
                                                                                                         ____________


                      Cellular Telecommunications - 0.13%

      15,500               Linktone Ltd. - Sponsored ADR *                                                     80,445
                                                                                                         ____________

                      Chemicals - Diversified - 0.59%

       7,790               EI DuPont de Nemours & Co.                                 (a)                     379,451
                                                                                                         ____________

                      Chemicals - Plastics - 0.02%

         700               Metabolix, Inc. *                                                                   13,258
                                                                                                         ____________

                      Commercial Banks - Central U.S. - 0.19%

       2,200               BOK Financial Corp.                                                                120,956
                                                                                                         ____________

                      Commercial Banks - Eastern U.S. - 0.40%

       2,100               M&T Bank Corp.                                                                     256,536
                                                                                                         ____________

                      Commercial Banks - Western U.S. - 0.31%

       2,800               City National Corp.                                                                199,360
                                                                                                         ____________

                      Commercial Services - 0.43%

      12,950               Exlservice Holdings Inc. *                                                         272,468
                                                                                                         ____________

                      Computer Services - 1.07%

      22,830               Manhattan Associates, Inc. *                               (a)                     686,726
                                                                                                         ____________

                      Computers - 3.92%

       6,710               Apple, Inc. *                                              (a)                     569,276
      24,090               Hewlett-Packard Co.                                        (a)                     992,267

Advantage Advisers Multi-Sector Fund I

_______________________________________________________________________________________________________________________

                                                                                                      December 31, 2006
     Shares                                                                                              Market Value

                 U.S. Common Stock - (continued)

                      Computers - (continued)

       9,710               International Business Machines Corp.                      (a)               $     943,327
                                                                                                         ____________

                                                                                                            2,504,870
                                                                                                         ____________

                      Computers - Integrated Systems - 0.27%

      20,900               Brocade Communications Systems, Inc. *                     (a)                     171,589
                                                                                                         ____________

                      Computers - Peripheral Equipment - 1.11%

      11,550               Logitech International S.A. *                                                      330,215
      12,860               Synaptics, Inc. *                                          (a)                     381,813
                                                                                                         ____________

                                                                                                              712,028
                                                                                                         ____________

                      Data Processing / Management - 0.76%

      19,100               First Data Corp.                                                                   487,432
                                                                                                         ____________

                      Decision Support Software - 0.23%

       4,900               SPSS, Inc. *                                               (a)                     147,343
                                                                                                         ____________

                      Diagnostic Equipment - 1.49%

       1,800               Adeza Biomedical Corp. *                                                            26,838
      62,200               Neurometrix, Inc. *                                                                927,402
                                                                                                         ____________

                                                                                                              954,240
                                                                                                         ____________

                      Drug Delivery Systems - 2.68%

      77,600               Bentley Pharmaceuticals, Inc. *                                                    789,192
      55,700               Penwest Pharmaceuticals Co. *                                                      925,734
                                                                                                         ____________

                                                                                                            1,714,926
                                                                                                         ____________

                      E-Services / Consulting - 0.13%

       3,680               Websense, Inc. *                                           (a)                      84,014
                                                                                                         ____________

                      Electronic Components - Semiconductors - 4.91%

      15,350               Altera Corp. *                                             (a)                     302,088
     112,120               ARM Holdings, PLC - Sponsored ADR                          (a)                     818,476
      15,850               Broadcom Corp., Class A *                                  (a)                     512,113
       7,820               IPG Photonics Corp. *                                                              187,680
       4,830               NVIDIA Corp. *                                             (a)                     178,758
      64,550               ON Semiconductor Corp. *                                   (a)                     488,644
      15,550               Texas Instruments, Inc.                                    (a)                     447,840

Advantage Advisers Multi-Sector Fund I

_______________________________________________________________________________________________________________________

                                                                                                      December 31, 2006
     Shares                                                                                              Market Value

                 U.S. Common Stock -  (continued)

                      Electronic Components - Semiconductors - (continued)

      13,820               Volterra Semiconductor Corp. *                             (a)               $     207,300
                                                                                                         ____________

                                                                                                            3,142,899
                                                                                                         ____________

                      Energy - Alternate Sources - 0.38%

       8,060               First Solar, Inc. *                                                                240,188
                                                                                                         ____________

                      Engineering / R&D Services - 0.61%

      21,820               ABB, Ltd. - Sponsored ADR                                  (a)                     392,324
                                                                                                         ____________

                      Enterprise Software / Services - 2.16%

      16,070               Business Objects S.A. - Sponsored ADR *                    (a)                     633,962
      11,210               Hyperion Solutions Corp. *                                 (a)                     402,887
      25,230               Taleo Corp., Class A *                                     (a)                     344,894
                                                                                                         ____________

                                                                                                            1,381,743
                                                                                                         ____________

                      Entertainment Software - 0.51%

      10,127               THQ, Inc. *                                                (a)                     329,330
                                                                                                         ____________

                      Fiduciary Banks - 2.87%

      21,800               Bank of New York Co., Inc.                                                         858,266
       5,000               Mellon Financial Corp.                                                             210,750
       4,400               Northern Trust Corp.                                                               267,036
       6,800               State Street Corp.                                                                 458,592
         900               Wilmington Trust Corp.                                                              37,953
                                                                                                         ____________

                                                                                                            1,832,597
                                                                                                         ____________

                      Finance - Commercial - 1.01%

      11,600               CIT Group, Inc.                                                                    646,932
                                                                                                         ____________

                      Finance - Consumer Loans - 0.40%

       5,200               SLM Corp.                                                                          253,604
                                                                                                         ____________

                      Finance - Credit Card - 2.22%

       4,200               American Express Co.                                                               254,814
                                                                                                         ____________

                      Finance - Investment Banker / Broker - 2.02%

      22,500               Ameritrade Holding Corp.                                                           364,050
       1,200               Bear Stearns Cos., Inc.                                                            195,336

Advantage Advisers Multi-Sector Fund I

_______________________________________________________________________________________________________________________

                                                                                                      December 31, 2006
     Shares                                                                                              Market Value

                 U.S. Common Stock -  (continued)

                      Finance - Investment Banker / Broker - (continued)

       3,900               Citigroup, Inc.                                                              $     217,230
       5,500               Merrill Lynch & Co., Inc.                                                          512,050
                                                                                                         ____________

                                                                                                            1,288,666
                                                                                                         ____________

                      Finance - Mortgage Loan / Banker - 1.67%

       5,200               Countrywide Financial Corp.                                                        220,740
       2,000               Fannie Mae                                                                         118,780
       5,300               Freddie Mac                                                                        359,870
       8,100               IndyMac Bancorp Inc.                                                               365,796
                                                                                                         ____________

                                                                                                            1,065,186
                                                                                                         ____________

                      Financial Guarantee Insurance - 1.92%

       2,200               AMBAC Financial Group, Inc.                                                        195,954
       4,500               MBIA, Inc.                                                                         328,770
      13,000               Radian Group, Inc.                                                                 700,830
                                                                                                         ____________

                                                                                                            1,225,554
                                                                                                         ____________

                      Footwear & Related Apparel - 0.40%

       7,882               Heelys, Inc. *                                             (a)                     253,091
                                                                                                         ____________

                      Health Care Cost Containment - 0.72%

       9,130               McKesson Corp.                                             (a)                     462,891
                                                                                                         ____________

                      Hospital Beds / Equipment - 0.73%

      11,800               Kinetic Concepts, Inc. *                                                           466,690
                                                                                                         ____________

                      Industrial Audio & Video Production - 0.73%

      15,136               Dolby Laboratories, Inc., Class A *                        (a)                     469,519
                                                                                                         ____________

                      Insurance Brokers - 0.89%

      16,100               AON Corp.                                                                          568,974
                                                                                                         ____________

                      Internet Application Software - 0.46%

      20,260               Interwoven, Inc. *                                         (a)                     297,214
                                                                                                         ____________

                      Internet Content - Entertainment - 0.97%

      28,700               Shanda Interactive Entertainment, Ltd. - Sponsored ADR *   (a)                     621,929
                                                                                                         ____________

                      Internet Infrastructure Software - 0.19%

       1,630               F5 Networks, Inc. *                                                                120,962
                                                                                                         ____________

Advantage Advisers Multi-Sector Fund I

_______________________________________________________________________________________________________________________

                                                                                                      December 31, 2006
      Shares                                                                                             Market Value

                 U.S. Common Stock -  (continued)

                      Internet Security - 0.24%

       6,440               VeriSign, Inc. *                                           (a)               $     154,882
                                                                                                         ____________

                      Investment Companies - 0.34%

       9,700               Apollo Investment Corp.                                                            217,280
                                                                                                         ____________

                      Investment Management / Advisory Services - 2.24%

       6,100               AllianceBernstein Holding L.P.                                                     490,440
       7,700               Amvescap PLC - Sponsored ADR                                                       189,805
       8,200               Eaton Vance Corp.                                                                  270,682
       5,100               Legg Mason, Inc.                                                                   484,755
                                                                                                         ____________

                                                                                                            1,435,682
                                                                                                         ____________

                      Medical - Biomedical / Genetics - 5.74%

      12,700               Alexion Pharmaceuticals, Inc. *                                                    512,953
       9,300               Amgen, Inc. *                                                                      635,283
      84,800               Cotherix, Inc. *                                                                 1,143,952
      66,300               Gene Logic, Inc. *                                                                 102,102
       1,100               Genzyme Corp. *                                                                     67,738
      51,800               Neurobiological Technologies, Inc. *                                               106,708
      14,400               Regeneron Pharmaceuticals, Inc. *                                                  289,008
     118,400               Sonus Pharmaceuticals, Inc. *                                                      723,424
      12,312               Torreypines Therapeutics Inc. *                                                     90,863
                                                                                                         ____________

                                                                                                            3,672,031
                                                                                                         ____________

                      Medical - Drugs - 7.64%

      14,800               Cephalon, Inc. *                                                                 1,042,068
      28,800               New River Pharmaceuticals, Inc. *                                                1,575,648
      48,400               Pharmion Corp. *                                                                 1,245,816
      39,000               Valeant Pharmaceuticals International                                              672,360
      24,100               ViroPharma, Inc. *                                                                 352,824
                                                                                                         ____________

                                                                                                            4,888,716
                                                                                                         ____________

                      Medical Instruments - 1.81%

      26,400               Bruker Biosciences Corp. *                                                         198,264
      23,700               Kyphon, Inc. *                                                                     957,480
                                                                                                         ____________

                                                                                                            1,155,744
                                                                                                         ____________

                      Medical Laser Systems - 1.97%

      46,600               Cutera, Inc. *                                                                   1,258,200
                                                                                                         ____________

Advantage Advisers Multi-Sector Fund I

_______________________________________________________________________________________________________________________

                                                                                                      December 31, 2006
     Shares                                                                                              Market Value

                 U.S. Common Stock -  (continued)

                      Motion Pictures & Services - 0.09%

       1,870               DreamWorks Animation SKG, Inc., Class A *                  (a)               $      55,146
                                                                                                         ____________

                      Multi-Line Insurance - 0.30%

       2,700               American International Group, Inc.                                                 193,482
                                                                                                         ____________

                      Networking Products - 2.89%

      10,050               Atheros Communications *                                   (a)                     214,266
      30,820               Cisco Systems, Inc. *                                      (a)                     842,311
      41,930               Foundry Networks, Inc. *                                   (a)                     628,111
       8,760               Juniper Networks, Inc. *                                   (a)                     165,914
                                                                                                         ____________

                                                                                                            1,850,602
                                                                                                         ____________

                      Property / Casualty Insurance - 0.60%

       3,100               Arch Capital Group, Ltd. *                                                         209,591
       3,300               Chubb Corp.                                                                        174,603
                                                                                                         ____________

                                                                                                              384,194
                                                                                                         ____________

                      Reinsurance - 0.44%

       2,900               Everest Re Group, Ltd.                                                             284,519
                                                                                                         ____________

                      REITS - Mortgage - 0.45%

       8,200               American Home Mortgage Investment Corp.                                            287,984
                                                                                                         ____________

                      S & L / Thrifts - Eastern U.S. - 0.75%

      34,600              Hudson City Bancorp, Inc.                                                           480,248
                                                                                                         ____________

                      S & L / Thrifts - Western U.S. - 0.20%

       2,800               Washington Mutual, Inc.                                                            127,372
                                                                                                         ____________

                      Semiconductor Equipment - 3.88%

      20,870               ASML Holdings N.V. *                                       (a)                     514,028
      20,010               KLA-Tencor Corp.                                           (a)                     995,497
      24,029               Tessera Technologies, Inc. *                               (a)                     969,330
                                                                                                         ____________

                                                                                                            2,478,855
                                                                                                         ____________

                      Specified Purpose Acquisitions - 0.19%

      12,980               Endeavor Acquisition Corp. *                               (a)                     119,286
                                                                                                         ____________

                      Super-Regional Banks - U.S. - 4.08%

       8,300               Bank of America Corp.                                                              443,137

Advantage Advisers Multi-Sector Fund I

_______________________________________________________________________________________________________________________

                                                                                                      December 31, 2006
     Shares                                                                                              Market Value

                 U.S. Common Stock -  (continued)

                      Super-Regional Banks - U.S. - (continued)

      15,200               Capital One Financial Corp.                                                  $   1,167,664
       2,600               PNC Financial Services Group                                                       192,504
      14,800               U.S. Bancorp                                                                       535,612
      17,162               Wachovia Corp.                                                                     977,376
      12,900               Wells Fargo & Co.                                                                  458,724
                                                                                                         ____________

                                                                                                            3,775,017
                                                                                                         ____________

                      Telecommunication Equipment - 1.13%

      41,390               Avaya, Inc. *                                              (a)                     578,632
       5,670               Optium Corp. *                                                                     141,410
                                                                                                         ____________

                                                                                                              720,042
                                                                                                         ____________

                      Telecommunication Equipment Fiber Optics - 0.50%

      15,490               Oplink Communications, Inc. *                              (a)                     318,474
                                                                                                         ____________

                      Telecommunication Services - 0.74%

      14,110               Global Crossing, Ltd. *                                    (a)                     346,400
           0               SAVVIS, Inc. *                                                                          12
       6,250               Time Warner Telecom, Inc., Class A *                       (a)                     124,563
                                                                                                         ____________

                                                                                                              470,975
                                                                                                         ____________

                      Therapeutics - 8.16%

      22,100               Altus Pharmaceuticals, Inc. *                                                      416,585
      48,800               BioMarin Pharmaceutical, Inc. *                                                    799,832
     136,400               Dyax Corp. *                                                                       413,292
      19,170               Gilead Sciences, Inc. *                                    (a)                   1,244,708
      80,400               Inspire Pharmaceuticals, Inc. *                                                    510,540
     118,000               Ista Pharmaceuticals, Inc. *                                                       836,620
      47,600               Onyx Pharmaceuticals, Inc. *                                                       503,608
      49,800               Pharmacopeia Drug Discovery, Inc. *                                                212,148
       4,000               Progenics Pharmaceuticals, Inc. *                                                  102,960
     133,000               Vion Pharmaceuticals, Inc. *                                                       179,550
                                                                                                         ____________

                                                                                                            5,219,843
                                                                                                         ____________

                      Web Hosting / Design - 0.83%

       7,040               Equinix, Inc. *                                            (a)                     532,365
                                                                                                         ____________

                      Web Portals / ISP - 1.59%

         870               Google, Inc., Class A *                                    (a)                     400,618

Advantage Advisers Multi-Sector Fund I

_______________________________________________________________________________________________________________________

                                                                                                      December 31, 2006
     Shares                                                                                              Market Value

                 U.S. Common Stock -  (continued)

                      Web Portals / ISP - (continued)

      13,640               Sina Corp. *                                               (a)               $     391,468
       9,280               Sohu.com, Inc. *                                           (a)                     222,720
                                                                                                         ____________

                                                                                                            1,014,806
                                                                                                         ____________

                      Wireless Equipment - 2.62%

       8,460               American Tower Corp., Class A *                            (a)                     315,389
      18,760               Qualcomm, Inc.                                             (a)                     708,940
      16,190               Telefonaktiebolaget LM Ericsson *                          (a)                     651,324
                                                                                                         ____________

                                                                                                            1,675,653
                                                                                                         ____________

                 Total U.S. Common Stock (Cost $54,143,961)                                             $  58,960,890
                                                                                                         ____________

                 France Common Stock - 1.17%

                      Entertainment Software - 1.17%

      22,202               Ubisoft Entertainment SA *                                                         748,606
                                                                                                         ____________

                 Total France Common Stock (Cost $642,209)                                              $     748,606
                                                                                                         ____________

                 German Common Stocks - 0.62%

                      Medical - Biomedical / Genetics - 0.62%

      15,500               GPC Biotech AG *                                                                   394,475
                                                                                                         ____________

                 Total German Common Stocks (Cost $305,987)                                             $     394,475
                                                                                                         ____________

                 Hong Kong Common Stock - 2.39%

                      Agricultural Chemicals - 0.08%

     262,917               Century Sunshine Ecological Technology Holdings, Ltd.                               50,033
                                                                                                         ____________

                      Agricultural Operations - 0.01%

       9,691               China Green Holdings, Ltd.                                                           5,296
                                                                                                         ____________

                      Building - Heavy Construction - 0.01%

      26,668               PYI Corp., Ltd.                                                                      9,944
                                                                                                         ____________

                      Diversified Operations - 0.11%

      97,364               Tianjin Development Holdings, Ltd.                                                  69,105
                                                                                                         ____________

Advantage Advisers Multi-Sector Fund I

_______________________________________________________________________________________________________________________

                                                                                                      December 31, 2006
     Shares                                                                                              Market Value

                 Hong Kong Common Stock -  (continued)

                     Electric Products - Miscellaneous - 0.26%

     118,167               Zhuzhou CSR Times Electric Co., Ltd *                                        $     163,487
                                                                                                         ____________

                      Electronic Components - Miscellaneous - 0.03%

      18,591               AAC Acoustic Technology Holdings, Inc. *                                            17,641
                                                                                                         ____________

                      Finance - Other Services - 0.56%

      32,455               Hong Kong Exchanges & Clearing, Ltd.                                               356,797
                                                                                                         ____________

                      Food - Miscellaneous / Diversified - 0.10%

      64,909               Cofco International, Ltd.                                                           65,600
                                                                                                         ____________

                      Lighting Products & Systems - 0.48%

     322,319               Neo-Neon Holdings Ltd. *                                                           307,928
                                                                                                         ____________

                      Power Conversion / Supply Equipment - 0.10%

      57,045               Harbin Power Equipment Co., Ltd.                                                    65,427
                                                                                                         ____________

                      Real Estate Operations / Development - 0.02%

      29,209               Shenzhen Investment, Ltd.                                                           12,168
                                                                                                         ____________

                      Registered Investment Company - 0.52%

      22,718               Ishares Asia Trust - China Tracker ETF                                             335,340
                                                                                                         ____________

                      Rental Auto/Equipment - 0.06%

      16,227               Cosco Pacific, Ltd.                                                                 38,099
                                                                                                         ____________

                      Retail - Regional Department Stores - 0.05%

      37,560               Golden Eagle Retail Group Ltd.                                                      33,372
                                                                                                         ____________

                 Total Hong Kong Common Stock (Cost $1,441,442)                                         $   1,530,237
                                                                                                         ____________

                 Singapore Common Stock - 0.62%

                      Finance - Other Services - 0.62%

     107,100               Singapore Exchange, Ltd.                                                           397,882
                                                                                                         ____________

                 Total Singapore Common Stock (Cost $374,924)                                           $     397,882
                                                                                                         ____________

                 Spain Common Stock - 0.99%

                      Agricultural Operations - 0.18%

      75,120               Wilmar International, Ltd. *                                                       118,974
                                                                                                         ____________

Advantage Advisers Multi-Sector Fund I

_______________________________________________________________________________________________________________________

                                                                                                      December 31, 2006
     Shares                                                                                              Market Value
                      Power Conversion / Supply Equipment - 0.81%

      18,780               Gamesa Corporacion Tecnologica, S.A.                                         $     516,335
                                                                                                         ____________

                 Total Spain Common Stock (Cost $545,276)                                               $     635,309
                                                                                                         ____________

   Contracts

                 Warrants - 0.00%

                      Therapeutics - 0.00%

       8,000               Pharmacopeia Drug Discovery, Inc.                                            $           0
                                                                                                         ____________

                 Total Warrants (Cost $1,000)                                                           $           0
                                                                                                         ____________

                 Purchased Options - 3.45%

                      Call Options - 2.80%

                      Diagnostic Equipment - 0.00%

          12               Neurometrix, Inc., 03/17/07, $20.00                                                    420
          7                Neurometrix, Inc., 03/17/07, $22.50                                                     70
                                                                                                         ____________

                                                                                                                  490
                                                                                                         ____________

                      Drug Delivery Systems - 0.00%

          12               Penwest Pharmaceuticals Co., 01/20/07, $17.50                                          480
          78               Penwest Pharmaceuticals Co., 01/20/07, $20.00                                          390
                                                                                                         ____________

                                                                                                                  870
                                                                                                         ____________

                      Finance - Investment Banker / Broker - 0.20%

          61               Citigroup, Inc., 01/19/08, $35.00                                                  126,880
                                                                                                         ____________

                      Financial Guarantee Insurance - 0.93%

         154               MBIA, Inc., 01/19/08, $35.00                                                       595,980
                                                                                                         ____________

                      Medical - Biomedical / Genetics - 0.39%

          29               Amgen, Inc., 01/20/07, $72.50                                                         290
          64               Celgene Corp., 01/20/07, $40.00                                                    112,000
          65               LifeCell Corp., 01/20/07, $22.50                                                    15,275
         115               LifeCell Corp., 01/20/07, $25.00                                                    12,650
          73               LifeCell Corp., 01/20/07, $27.50                                                     3,285
          61               LifeCell Corp., 02/17/07, $22.50                                                    17,690
          32               LifeCell Corp., 02/17/07, $25.00                                                     5,120
         166               LifeCell Corp., 03/17/07, $22.50                                                    58,100
         113               LifeCell Corp., 03/17/07, $25.00                                                    24,860

Advantage Advisers Multi-Sector Fund I

_______________________________________________________________________________________________________________________

                                                                                                      December 31, 2006
   Contracts                                                                                             Market Value

                 Purchased Options - (continued)

                 Call Options -  (continued)

                      Medical - Biomedical / Genetics - (continued)

         106               Telik, Inc., 01/20/07, $22.50                                                $         530
                                                                                                         ____________

                                                                                                              249,800
                                                                                                         ____________

                      Medical - Drugs - 0.02%

         208               Cephalon, Inc., 01/20/07, $75.00                                                     9,360
          81               Viropharma, Inc., 01/20/07, $15.00                                                   3,240
                                                                                                         ____________

                                                                                                               12,600
                                                                                                         ____________

                      Medical Instruments - 0.00%

          48               Kyphon, Inc., 01/20/07, $45.00                                                         720
                                                                                                         ____________

                      Medical Laser Systems - 0.09%

         112               Cutera, Inc., 01/20/07, $30.00                                                       2,240
          45               Cutera, Inc., 01/20/07, $35.00                                                         225
          12               Cutera, Inc., 02/17/07, $35.00                                                         240
         315               Cutera, Inc., 03/17/07, $30.00                                                      55,125
          32               Cutera, Inc., 03/17/07, $35.00                                                       1,760
                                                                                                         ____________

                                                                                                               59,590
                                                                                                         ____________

                      S & L / Thrifts - Western U.S. - 0.20%

          84               Washington Mutual, Inc., 01/17/09, $30.00                                          129,360
          57               Washington Mutual, Inc., 04/21/07, $50.00                                            1,140
                                                                                                         ____________

                                                                                                              130,500
                                                                                                         ____________

                      Super-Regional Banks - U.S. - 0.96%

         117               Bank of America Corp., 01/19/08, $40.00                                            161,460
         115               PNC Financial Services Group, Inc ., 01/19/08, $50.00                              280,600
         103               U.S. Bancorp, 01/19/08, $20.00                                                     167,890
          45               Wachovia Corp., 01/20/07, $62.50                                                       225
                                                                                                         ____________

                                                                                                              610,175

                                                                                                         ____________
                      Therapeutics - 0.01%

          74               Onyx Pharmaceuticals, Inc., 01/20/07, $17.50                                           370
         291               Onyx Pharmaceuticals, Inc., 01/20/07, $20.00                                         1,455
          23               Onyx Pharmaceuticals, Inc., 01/20/07, $25.00                                           115
          23               Onyx Pharmaceuticals, Inc., 02/17/07, $15.00                                           115

Advantage Advisers Multi-Sector Fund I

_______________________________________________________________________________________________________________________

                                                                                                      December 31, 2006
   Contracts                                                                                             Market Value

                 Purchased Options - (continued)

                 Call Options - (continued)

                      Therapeutics - (continued)

          30               Onyx Pharmaceuticals, Inc., 02/17/07, $17.50                                 $         150
          12               Onyx Pharmaceuticals, Inc., 02/17/07, $20.00                                            60
          97               Onyx Pharmaceuticals, Inc., 02/17/07, $22.50                                           485
          36               Onyx Pharmaceuticals, Inc., 02/17/07, $25.00                                           180
                                                                                                         ____________

                                                                                                                2,930
                                                                                                         ____________

                      Total Call Options (Cost $1,653,732)                                                  1,790,535
                                                                                                         ____________

                      Put Options - 0.65%

                      Electronic Components - Semiconductors - 0.00%

         162               Micron Technology, Inc., 1/20/2007, $12.50                                             810
                                                                                                         ____________

                      Finance - Consumer Loans - 0.00%

          26               SLM Corp., 01/20/07, $40.00                                                            130
                                                                                                         ____________

                      Finance - Other Services - 0.01%

          67               Intl Securities Exchange Holdings, Inc., 02/17/07, $40.00                            3,685
                                                                                                         ____________

                      Hospital Beds / Equipment - 0.01%

         230               Kinetic Concepts, Inc., 01/20/07, $35.00                                             5,750
                                                                                                         ____________

                      Investment Management / Advisory Services - 0.00%

          29               Legg Mason Inc., 01/20/07, $70.00                                                      145
                                                                                                         ____________

                      Medical - Biomedical / Genetics - 0.22%

          24               Affymetrix, Inc., 01/20/07, $20.00                                                     240
         233               Affymetrix, Inc., 01/20/07, $22.50                                                  13,980
         154               Alexion Pharmaceuticals, Inc., 01/20/07, $40.00                                     15,400
         168               Nektar Therapeutics, 01/20/07, $15.00                                                5,880
         115               Neurochem, Inc., 01/20/07, $20.00                                                    7,475
          81               Northfield Laboratories, Inc., 01/20/07, $5.00                                       8,505
         196               Northfield Laboratories, Inc., 01/20/07, $7.50                                      68,600
          32               Northfield Laboratories, Inc., 01/20/07, $10.00                                     18,880
                                                                                                         ____________

                                                                                                              138,960
                                                                                                         ____________

                      Medical - Drugs - 0.03%

          57               Bradley Pharmaceuticals, Inc., 02/17/07, $20.00                                      7,125

Advantage Advisers Multi-Sector Fund I

_______________________________________________________________________________________________________________________

                                                                                                      December 31, 2006
   Contracts                                                                                             Market Value

                 Purchased Options - (continued)

                 Put Options - (continued)

                      Medical - Drugs - (continued)

         168               Elan Corp. PLC - Sponsored ADR, 01/20/07, $15.00                             $      10,080
          87               New River Pharmaceuticals, Inc., 01/20/07, $50.00                                    4,350
                                                                                                         ____________

                                                                                                               21,555
                                                                                                         ____________

                      Medical - Generic Drugs - 0.01%

         122               Mylan Laboratories, Inc., 01/20/07, $20.00                                           4,880
                                                                                                         ____________

                      Medical Instruments - 0.00%

          38               Conceptus, Inc., 02/17/07, $17.50                                                      380
          20               Dexcom, Inc., 01/20/07, $10.00                                                       1,000
                                                                                                         ____________

                                                                                                                1,380
                                                                                                         ____________

                      Registered Investment Company - 0.37%

       2,263               Nasdaq-100 Trust, Series 1, 01/20/07, $44.00                                       214,985
         375               SPDR Trust Series 1, 01/20/07, $140.00                                              22,500
                                                                                                         ____________

                                                                                                              237,485
                                                                                                         ____________

                      Total Put Options (Cost $441,122)                                                       414,780
                                                                                                         ____________

                 Total Purchased Options (Cost $2,094,854)                                              $   2,205,315
                                                                                                         ____________

                 Total Investments in Securities (Cost $59,549,653) - 101.43%                           $  64,872,714
                                                                                                         ____________

                 Liabilities, Less Other Assets - (1.43%) **                                                 (916,182)
                                                                                                         ____________

                 Net Assets - 100.00%                                                                   $  63,956,532
                                                                                                         ============

(a)  Partially or wholly held in a pledged account by the Custodian as collateral for securities sold, not yet purchased and open written options.

*    Non-income producing security.

**   Includes $7,668,226 invested in a PNC Bank Money Market Account, which is 11.99% of net assets.

ADR  American Depository Receipt

+    As of September 30, 2006, the aggregate cost for federal income tax purposes was $67,263,177. The aggregate gross unrealized appreciation (depreciation) for federal income tax purposes for all investments was as follows:

            Excess of value over cost                                 $7,362,731
            Excess of cost over value                                 (5,125,529)
                                                                      __________

                                                                      $2,237,202
                                                                      __________

Advantage Advisers Multi-Sector Fund I

_______________________________________________________________________________________________________________________

                                                                                                      December 31, 2006
     Shares                                                                                              Market Value

                 Securities Sold, Not Yet Purchased - (28.04%)

                      U.S. Common Stock - (28.04%)

                      Audio / Video Products - (0.18%)

       2,750               SONY Corp. - Sponsored ADR                                                   $    (117,782)
                                                                                                         ____________

                      Building Products - Wood - (0.50%)

      10,720               Masco Corp.                                                                       (320,206)
                                                                                                         ____________

                      Capacitors - (0.08%)

       7,360               Kemet Corp.                                                                       (53,728)
                                                                                                         ____________

                      Cellular Telecommunications - (0.25%)

       3,740               China Mobile (Hong Kong), Ltd. - Sponsored ADR                                    (161,643)
                                                                                                         ____________

                      Commercial Banks - Southern U.S. - (1.88%)

       9,300               Bancorpsouth, Inc.                                                                (249,426)
       5,700               BB&T Corp.                                                                        (250,401)
      18,700               Regions Financial Corp.                                                           (699,380)
                                                                                                         ____________

                                                                                                           (1,199,207)
                                                                                                         ____________

                      Commercial Services - Finance - (0.33%)

       6,190               Jackson Hewitt Tax Service, Inc.                                                  (210,274)
                                                                                                         ____________

                      Computer Graphics - (0.29%)

      10,320               Trident Microsystems, Inc.                                                        (187,618)
                                                                                                         ____________

                      Computers - (0.73%)

      18,710               Dell, Inc.                                                                        (469,434)
                                                                                                         ____________

                      Computers - Memory Devices - (1.30%)

      19,380               SanDisk Corp.                                                                     (833,921)
                                                                                                         ____________

                      Consumer Products - Miscellaneous - (0.26%)

       7,010               American Greetings Corp., Class A                                                 (167,329)
                                                                                                         ____________

                      Cruise Lines - (0.34%)

       4,370               Carnival Corp.                                                                    (214,348)
                                                                                                         ____________

                      Data Processing / Management - (0.60%)

       6,400               SEI Investments Co.                                                               (381,184)
                                                                                                         ____________

                      Direct Marketing - (0.39%)

       9,000               Harte-Hanks, Inc.                                                                 (249,390)
                                                                                                         ____________

Advantage Advisers Multi-Sector Fund I

_______________________________________________________________________________________________________________________

                                                                                                      December 31, 2006
     Shares                                                                                              Market Value

                 Securities Sold, Not Yet Purchased - (continued)

                 U.S. Common Stock - (continued)

                      Diversified Manufacturing Operations - (0.93%)

       7,480               Illinois Tool Works, Inc.                                                    $    (345,501)
       3,220               Parker Hannifin Corp.                                                             (247,554)
                                                                                                         ____________

                                                                                                             (593,055)
                                                                                                         ____________

                      Drug Delivery Systems - (0.36%)

      13,900               Alkermes, Inc.                                                                    (185,843)
       1,000               Emisphere Technologies, Inc.                                                        (5,290)
       2,500               Nastech Pharmaceutical Co., Inc.                                                   (37,825)
                                                                                                         ____________

                                                                                                             (228,958)
                                                                                                         ____________

                      Electric Products - Miscellaneous - (0.23%)

       4,680               Molex, Inc.                                                                       (148,028)
                                                                                                         ____________

                      Electronic Components - Miscellaneous - (1.24%)

      12,580               AU Optronics Corp. - Sponsored ADR                                                (173,730)
      21,370               AVX Corp.                                                                         (316,062)
      14,580               LG Philips LCD Co., Ltd. - Sponsored ADR                                          (219,721)
       6,120               Vishay Intertechnology, Inc.                                                       (82,865)
                                                                                                         ____________

                                                                                                             (792,378)
                                                                                                         ____________

                      Electronic Components - Semiconductors - (1.87%)

      14,030               Advanced Micro Devices, Inc.                                                      (285,511)
       6,040               Fairchild Semiconductor International, Inc.                                       (101,532)
       5,940               LSI Logic Corp.                                                                    (53,460)
       9,550               Microchip Technology, Inc.                                                        (312,285)
      14,600               Micron Technology, Inc.                                                           (203,816)
       9,350               Spansion, Inc., Class A                                                           (138,941)
       7,030               Zoran Corp.                                                                       (102,497)
                                                                                                         ____________

                                                                                                           (1,198,042)
                                                                                                         ____________

                      Enterprise Software / Services - (0.05%)

         620               SAP AG - Sponsored ADR                                                             (32,922)
                                                                                                         ____________

                      Entertainment Software - (0.38%)

       4,810               Electronic Arts, Inc.                                                             (242,232)
                                                                                                         ____________

                      Fiduciary Banks - (0.06%)

         900               Investors Financial Services Corp.                                                 (38,403)
                                                                                                         ____________

Advantage Advisers Multi-Sector Fund I

_______________________________________________________________________________________________________________________

                                                                                                      December 31, 2006
     Shares                                                                                              Market Value

                 Securities Sold, Not Yet Purchased - (continued)

                 U.S. Common Stock - (continued)

                      Finance - Other Services - (0.52%)

      10,700               NASDAQ Stock Market, Inc.                                                    $    (329,453)
                                                                                                         ____________

                      Instruments - Scientific - (1.01%)

       9,800               Applera Corp. - Applied Biosystems Group                                          (359,562)
       5,800               Waters Corp.                                                                      (284,026)
                                                                                                         ____________

                                                                                                             (643,588)
                                                                                                         ____________

                      Internet Security - (0.14%)

       4,140               Check Point Software Technologies, Ltd.                                            (90,749)
                                                                                                         ____________

                      Machinery - Pumps - (0.27%)

       4,320               Graco, Inc.                                                                       (171,158)
                                                                                                         ____________

                      Medical - Biomedical / Genetics - (0.93%)

       3,300               Affymetrix, Inc.                                                                   (76,098)
       7,400               Myriad Genetics, Inc.                                                             (231,620)
      11,200               Nektar Therapeutics                                                               (170,352)
       1,900               Novavax, Inc.                                                                       (7,790)
      10,600               Telik, Inc.                                                                        (46,958)
      12,200               Tercica, Inc.                                                                      (61,000)
                                                                                                         ____________

                                                                                                             (593,818)
                                                                                                         ____________

                      Medical - Drugs - (1.71%)

       4,800               Auxilium Pharmaceuticals, Inc.                                                     (70,512)
         600               Bradley Pharmaceuticals, Inc.                                                      (12,348)
       4,300               Bristol-Meyers Squibb Co.                                                         (113,176)
      12,000               Elan Corp. PLC - Sponsored ADR                                                    (177,000)
       8,000               Eli Lilly & Co.                                                                   (416,800)
       6,900               Merck & Co., Inc.                                                                 (300,840)
                                                                                                         ____________

                                                                                                           (1,090,676)
                                                                                                         ____________

                      Medical - Generic Drugs - (0.39%)

      12,500               Mylan Laboratories, Inc.                                                          (249,500)
                                                                                                         ____________

                      Medical Imaging Systems - (0.09%)

       3,100               Given Imaging, Ltd.                                                                (59,985)
                                                                                                         ____________

                      Medical Instruments - (0.99%)

       6,500               Dexcom, Inc.                                                                       (64,090)

Advantage Advisers Multi-Sector Fund I

_______________________________________________________________________________________________________________________

                                                                                                      December 31, 2006
     Shares                                                                                              Market Value

                 Securities Sold, Not Yet Purchased - (continued)

                 U.S. Common Stock- (continued)

                      Medical Instruments - (continued)

      11,000               Surmodics, Inc                                                               $    (342,320)
       5,250               Ventana Medical Systems, Inc.                                                     (225,908)
                                                                                                         ____________

                                                                                                             (632,318)
                                                                                                         ____________

                      Medical Products - (1.65%)

       3,000               Baxter International, Inc.                                                        (139,170)
       9,800               Cyberonics, Inc.                                                                  (202,272)
       6,600               Stryker Corp.                                                                     (363,726)
       4,500               Zimmer Holdings, Inc.                                                             (352,710)
                                                                                                         ____________

                                                                                                           (1,057,878)
                                                                                                         ____________

                      Multi-Media - (0.60%)

       2,480               E.W. Scripps Co., Class A                                                         (123,851)
       4,580               Meredith Corp.                                                                    (258,083)
                                                                                                         ____________

                                                                                                             (381,934)
                                                                                                         ____________

                      Power Conversion / Supply Equipment - (0.25%)

       3,540               Hubbell, Inc., Class B                                                            (160,043)
                                                                                                         ____________

                      Printing - Commercial - (0.14%)

       6,070               Valassis Communications, Inc.                                                      (88,015)
                                                                                                         ____________

                      Registered Investment Company - (1.53%)

       3,500               Financial Select Sector SPDR Fund                                                 (128,590)
       3,500               I Shares S&P 500 Index Fund                                                       (497,000)
      16,020               Ishares MSCI Hong Kong Index                                                      (255,839)
       1,700               StreetTracks KBW Bank ETF                                                          (99,297)
                                                                                                         ____________

                                                                                                             (980,726)
                                                                                                         ____________

                      Retail - Consumer Electronics - (0.78%)

      10,120               Best Buy Co., Inc.                                                                (497,803)
                                                                                                         ____________

                      Retail - Regional Department Stores - (0.35%)

       3,250               Kohl's Corp.                                                                      (222,398)
                                                                                                         ____________

                      Semiconductor Components - Integrated Circuits - (0.32%)

      11,330               Genesis Microchip, Inc.                                                           (114,886)
         940               Hittite Microwave Corp.                                                            (30,381)

Advantage Advisers Multi-Sector Fund I

_______________________________________________________________________________________________________________________

                                                                                                      December 31, 2006
     Shares                                                                                              Market Value

                 Securities Sold, Not Yet Purchased - (continued)

                 U.S. Common Stock - (continued)

                      Semiconductor Components - Integrated Circuits - (continued)

       9,050               Semiconductor Manufacturing International Corp.

                            - Sponsored ADR                                                                   (58,282)
                                                                                                         ____________

                                                                                                             (203,549)
                                                                                                         ____________

                      Semiconductor Equipment - (0.77%)

       4,870               Novellus Systems, Inc.                                                            (167,625)
      15,830               Teradyne, Inc.                                                                    (236,817)
       1,950               Varian Semiconductor Equipment Associates, Inc.                                    (88,764)
                                                                                                         ____________

                                                                                                             (493,206)
                                                                                                         ____________

                      Super-Regional Banks - U.S. - (0.98%)

       6,700               KeyCorp                                                                           (254,801)
      10,100               National City Corp.                                                               (369,256)
                                                                                                         ____________

                                                                                                             (624,057)
                                                                                                         ____________

                      Telephone - Integrated - (0.23%)

      17,740               Qwest Communications International, Inc.                                          (148,484)
                                                                                                         ____________

                      Therapeutics - (1.02%)

       5,500               Amylin Pharmaceuticals, Inc.                                                      (198,385)
       1,400               AtheroGenics, Inc.                                                                 (13,874)
       3,200               Genta, Inc.                                                                         (1,416)
      15,800               ImClone Systems, Inc.                                                             (422,808)
       3,200               Nitromed, Inc.                                                                      (7,840)
       2,000               Pharmacyclics, Inc.                                                                (10,140)
                                                                                                         ____________

                                                                                                             (654,463)
                                                                                                         ____________

                      Transport - Services - (0.41%)

       3,100               C.H. Robinson Worldwide, Inc.                                                     (126,759)
       2,710               Ryder System, Inc.                                                                (138,373)
                                                                                                         ____________

                                                                                                             (265,132)
                                                                                                         ____________

                      Web Portals / ISP - (0.26%)

      17,400               EarthLink, Inc.                                                                   (123,540)
       2,230               Netease.com, Inc. - Sponsored ADR                                                  (41,679)
                                                                                                         ____________

                                                                                                             (165,219)
                                                                                                         ____________

Advantage Advisers Multi-Sector Fund I

_______________________________________________________________________________________________________________________

                                                                                                      December 31, 2006
     Shares                                                                                              Market Value

                 Securities Sold, Not Yet Purchased - (continued)

                      Wireless Equipment - (0.45%)

      14,010               Nokia Corp. - Sponsored ADR                                                  $    (284,683)
                                                                                                         ____________

                 Total Securities Sold, Not Yet Purchased (Proceeds $18,302,336)                        $ (17,928,917)
                                                                                                         ============

+    As of September 30, 2006, the aggregate cost for federal income tax purposes was $(20,293,339). The aggregate gross unrealized appreciation (depreciation) for federal income tax purposes for all securities sold, not yet purchased was as follows:

                 Excess of value over cost                            $1,015,582
                 Excess of cost over value                            (1,249,546)
                                                                      __________

                                                                      $ (233,964)
                                                                      __________


   Contracts

                 Written Options - (0.24%)

                      Call Options - (0.10%)

                      Commercial Banks - Eastern U.S. - (0.01%)

          11               M&T Bank Corp., 04/21/07 $125.00                                             $      (6,490)
          10               M&T Bank Corp., 04/21/07, $120.00                                                   (3,200)
                                                                                                         ____________

                                                                                                               (9,690)
                                                                                                         ____________

                      Fiduciary Banks - (0.01%)

          38               State Street Corp., 02/17/07, $70.00                                                (4,560)
                                                                                                         ____________

                      Finance - Consumer Loans - (0.01%)

          26               SLM Corp., 04/21/07, $50.00                                                         (4,940)
                                                                                                         ____________

                      Finance - Mortgage Loan / Banker - (0.03%)

          12               Countrywide Financial Corp., 04/21/07, $45.00                                       (2,160)
          40               Freddie Mac., 01/20/07, $65.00                                                     (13,600)
          13               Freddie Mac., 01/20/07, $70.00                                                        (520)
                                                                                                         ____________

                                                                                                              (16,280)
                                                                                                         ____________

                      Financial Guarantee Insurance - (0.01%)

          14               MBIA, Inc., 05/19/07, $75.00                                                        (5,460)
          14               MBIA, Inc., 05/19/07, $80.00                                                        (2,590)
                                                                                                         ____________

                                                                                                               (8,050)
                                                                                                         ____________

Advantage Advisers Multi-Sector Fund I

_______________________________________________________________________________________________________________________

                                                                                                      December 31, 2006
   Contracts                                                                                             Market Value

                 Written Options - (continued)

                 Call Options - (continued)

                      Hospital Beds / Equipment - (0.01%)

          52               Kinetic Concepts, Inc., 01/20/07, $40.00                                     $      (7,280)
                                                                                                         ____________

                      Investment Management / Advisory Services - 0.00%

          28               Legg Mason Inc., 01/20/07, $100.00                                                  (1,260)
                                                                                                         ____________

                      Medical - Biomedical / Genetics - (0.08%)

          60               Affymetrix, Inc., 01/20/07, $25.00                                                  (1,500)
          31               Alexion Pharmaceuticals, Inc., 01/20/07, $45.00                                       (775)
          58               Celgene Corp., 01/20/07, $50.00                                                    (45,240)
          59               Nektar Therapeutics, 01/20/07, $17.50                                                 (590)
          30               Neurochem, Inc., 01/20/07, $25.00                                                     (750)
                                                                                                         ____________

                                                                                                              (48,855)
                                                                                                         ____________

                      Medical - Drugs - (0.01%)

          54               Bradley Pharmaceuticals, Inc., 02/17/07, $25.00                                     (1,620)
          49               Elan Corp. PLC - Sponsored ADR, 01/20/07, $17.50                                      (490)
           3               Merck & Co., Inc., 01/20/07, $27.50                                                 (4,890)
          14               New River Pharmaceuticals, Inc., 01/20/07, $60.00                                     (910)
                                                                                                         ____________

                                                                                                               (7,910)
                                                                                                         ____________

                      Medical Instruments - 0.00%

           9               Dexcom, Inc., 01/20/07, $12.50                                                        (135)
                                                                                                         ____________

                      Super-Regional Banks - U.S. - 0.00%

          15               Capital One Financial Corp., 01/20/07, $85.00                                         (225)
          45               Wachovia Corp., 01/20/07, $57.50                                                    (2,250)
                                                                                                         ____________

                                                                                                               (2,475)
                                                                                                         ____________

                      Total Call Options (Premium $122,003)                                                  (111,435)
                                                                                                         ____________

                      Put Options - (0.07%)

                      Drug Delivery Systems - 0.00%

          24               Penwest Pharmaceuticals Co., 01/20/07, $15.00                                         (720)
                                                                                                         ____________

Advantage Advisers Multi-Sector Fund I

_______________________________________________________________________________________________________________________

                                                                                                      December 31, 2006
    Contracts                                                                                            Market Value

                 Written Options - (continued)

                 Put Options - (continued)

                      Fiduciary Banks - (0.01%)

          61               Wilmington Trust Corp., 01/20/07, $42.50                                     $      (5,795)
                                                                                                         ____________

                      Finance - Commercial - 0.00%

          20               Citigroup Inc., 02/17/07 $55.00                                                     (2,200)
                                                                                                         ____________

                      Finance - Other Services - (0.02%)

          33               Intl Securities Exchange Holdings, Inc., 1/20/07, $40.00                              (495)
          67               Intl Securities Exchange Holdings, Inc., 2/17/07, $45.00                           (14,405)
                                                                                                         ____________

                                                                                                              (14,900)
                                                                                                         ____________

                      Investment Management / Advisory Services - 0.00%

          57               Legg Mason Inc., 01/20/07, $80.00                                                     (285)
                                                                                                         ____________

                      Medical - Biomedical / Genetics - (0.01%)

          29               Amgen, Inc., 01/20/07, $67.50                                                       (2,175)
          22               LifeCell Corp., 03/17/07, $17.50                                                      (990)
                                                                                                         ____________

                                                                                                               (3,165)
                                                                                                         ____________

                      Medical - Drugs - 0.00%

          29               Elan Corp. PLC - Sponsored ADR, 01/20/07, $10.00                                      (145)
          30               Viropharma, Inc., 01/20/07 $12.50                                                     (300)
                                                                                                         ____________

                                                                                                                 (445)
                                                                                                         ____________

                      Medical Instruments - 0.00%

           5               Kyphon, Inc., 01/20/07, $40.00                                                        (600)
                                                                                                         ____________

                      Medical Laser Systems - (0.01%)

          39               Cutera, Inc., 01/20/07, $22.50                                                      (3,510)
           5               Cutera, Inc., 01/20/07, $25.00                                                        (200)
                                                                                                         ____________

                                                                                                               (3,710)
                                                                                                         ____________

                      Medical Products - (0.01%)

          49               Cyberonics 02/17/07, $20.00                                                         (8,575)
                                                                                                         ____________

Advantage Advisers Multi-Sector Fund I

_______________________________________________________________________________________________________________________

                                                                                                      December 31, 2006
   Contracts                                                                                             Market Value

                 Written Options - (continued)

                 Put Options - (continued)

                      Therapeutics - (0.01%)

          34               ImClone Systems, Inc., 02/17/07, $25.00                                             (3,910)
                                                                                                         ____________

                 Total Put Options (Premium $69,404)                                                          (44,305)
                                                                                                         ____________

                 Total Written Options (Premium $191,407)                                               $    (155,740)
                                                                                                         ============

+    As of September 30, 2006, the aggregate cost for federal income tax purposes was $159,095. The aggregate gross unrealized appreciation (depreciation) for federal income tax purposes for all written options was as follows:

                 Excess of value over cost                               $35,024
                 Excess of cost over value                               (19,199)
                                                                         _______

                                                                         $15,825
                                                                         _______

Advantage Advisers Multi-Sector Fund I

___________________________________________________________________________________________________________________________

                                                                                                      December 31, 2006
                                                                                                  Unrealized Appreciation /
Net Notional Amount                                                                                     (Depreciation)

                 Swap Contracts - (0.05%)

                      E-Commerce / Products - (0.01%)

   $ 401,919               Daum Communications Corp.                                                    $      (7,201)
                                                                                                         ____________

                      E-Commerce / Services - (0.06%)

   $ 247,626               Esang Networks Co., Ltd.                                                           (37,297)
                                                                                                         ____________

                      Electronic Components - Semiconductors - 0.06%

  [$ 140,681]              Hynix Semiconductor                                                                 (6,687)
   $       0               Mediatek, Inc.                                                                           6
   $  83,464               Renesola, Ltd.                                                                      46,294
                                                                                                         ____________

                                                                                                               39,613
                                                                                                         ____________

                      Semiconductor Components - Integrated Circuits - 0.06%

  [$ 300,905]              CSR Plc                                                                              6,823
   $ 819,341               Powertech Technology, Inc.                                                          28,350
                                                                                                         ____________

                                                                                                               35,173
                                                                                                         ____________

                      Web Portals / ISP - 0.00%

   $ 355,454               NHN Corp.                                                                              342
                                                                                                         ____________

                 Total Swap Contracts                                                                   $      30,630
                                                                                                         ============

Item 2. Controls and Procedures.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)               Advantage Advisers Multi-Sector Fund I
            ___________________________________________________________________


By (Signature and Title)*  /s/ Bryan McKigney
                         ______________________________________________________

                           Bryan McKigney, Chief Executive Officer
                           (principal executive officer)

Date     February 21, 2007
    ___________________________________________________________________________


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bryan McKigney
                         ______________________________________________________

                           Bryan McKigney, Chief Executive Officer
                           (principal executive officer)

Date     February 21, 2007
    ___________________________________________________________________________


By (Signature and Title)*  /s/ Vineet Bhalla
                         ______________________________________________________

                           Vineet Bhalla, Principal Financial Officer
                           (principal financial officer)

Date     February 21, 2007
    ___________________________________________________________________________



* Print the name and title of each signing officer under his or her signature.